UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE CORE FUND

FORM N-Q

SEPTEMBER 30, 2018

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 54.7%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.5%
Veoneer Inc.	19,100	$1,051,837	*

Household Durables - 1.7%
SodaStream International Ltd.	24,400	3,491,152	*

Specialty Retail - 1.1%
Rent-A-Center	148,900	2,141,182	*

TOTAL CONSUMER DISCRETIONARY		6,684,171

ENERGY - 12.3%
Energy Equipment & Services - 3.0%
Apergy Corp.	25,100	1,093,356	*
KLX Energy Services Holdings Inc.	71,700	2,295,117	*
Ocean Rig UDW Inc., Class A Shares	74,100	2,565,342	*

Total Energy Equipment & Services		5,953,815

Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	18,400	1,240,344
Cheniere Energy Inc.	14,200	986,758	*
Continental Resources Inc.	17,100	1,167,588	*
Devon Energy Corp.	35,000	1,397,900
Energy XXI Gulf Coast Inc.	260,000	2,173,600	*
GasLog, Ltd.	26,500	523,375	*
Golar LNG Ltd.	36,000	1,000,800
Magnolia Oil & Gas Corp.	101,700	1,526,517	*
Marathon Oil Corp.	49,100	1,143,048
Newfield Exploration Co.	34,600	997,518	*
Oasis Petroleum Inc.	83,900	1,189,702	*
PDC Energy Inc.	21,200	1,037,952	*
Pioneer Natural Resources Co.	6,500	1,132,235
Tellurian Inc.	59,100	530,127	*
WildHorse Resource Development Corp.	43,200	1,021,248	*
WPX Energy Inc.	77,300	1,555,276	*

Total Oil, Gas & Consumable Fuels		18,623,988

TOTAL ENERGY		24,577,803

FINANCIALS - 18.4%
Banks - 7.8%
Ameris Bancorp	11,900	543,830
Atlantic Capital Bancshares Inc.	31,200	522,600	*
Banc of California Inc.	31,600	597,240
BankUnited Inc.	15,000	531,000
Banner Corp.	10,100	627,917

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
BB&T Corp.	10,100	$490,254
Citizens Financial Group Inc.	12,700	489,839
Comerica Inc.	5,500	496,100
ConnectOne Bancorp Inc.	24,700	586,625
FB Financial Corp.	14,800	579,864
Hilltop Holdings Inc.	27,700	558,709
Huntington Bancshares Inc.	32,500	484,900
Independent Bank Group Inc.	9,000	596,700
KeyCorp	24,900	495,261
LegacyTexas Financial Group Inc.	12,900	549,540
M&T Bank Corp.	3,000	493,620
Mercantile Bank Corp.	16,600	553,942
Metropolitan Bank Holding Corp.	11,800	485,216	*
National Commerce Corp.	13,000	536,900	*
Pacific Premier Bancorp Inc.	15,800	587,760	*
PacWest Bancorp	12,300	586,095
Pinnacle Financial Partners Inc.	9,800	589,470
Regions Financial Corp.	26,600	488,110
Southern National Bancorp of Virginia Inc.	24,100	390,420
SunTrust Banks Inc.	7,300	487,567
TCF Financial Corp.	24,700	588,107
Triumph Bancorp Inc.	15,000	573,000	*
Veritex Holdings Inc.	19,300	545,418	*
Zions Bancorp	9,900	496,485

Total Banks		15,552,489

Capital Markets - 0.5%
E*TRADE Financial Corp.	19,900	1,042,561	*

Mortgage Real Estate Investment Trusts (REITs) - 9.8%
Apollo Commercial Real Estate Finance Inc.	105,700	1,994,559
Blackstone Mortgage Trust Inc., Class A Shares	59,800	2,003,898
Chimera Investment Corp.	108,675	1,970,278
Granite Point Mortgage Trust Inc.	106,758	2,058,294
MFA Financial Inc.	285,400	2,097,690
New Residential Investment Corp.	121,900	2,172,258
PennyMac Mortgage Investment Trust	100,700	2,038,168
Redwood Trust Inc.	133,500	2,168,040
Starwood Property Trust Inc.	99,329	2,137,560
TPG RE Finance Trust Inc.	50,600	1,013,012

Total Mortgage Real Estate Investment Trusts (REITs)		19,653,757

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.3%
Dime Community Bancshares Inc.	30,700	$547,995

TOTAL FINANCIALS		36,796,802

HEALTH CARE - 5.3%
Health Care Providers & Services - 4.7%
Aetna Inc.	35,200	7,140,320
Express Scripts Holding Co.	24,600	2,337,246	*

Total Health Care Providers & Services		9,477,566

Health Care Technology - 0.6%
athenahealth Inc.	8,100	1,082,160	*

TOTAL HEALTH CARE		10,559,726

INDUSTRIALS - 2.5%
Aerospace & Defense - 2.5%
Rockwell Collins Inc.	35,000	4,916,450

INFORMATION TECHNOLOGY - 9.2%
Electronic Equipment, Instruments & Components - 2.9%
Ingenico Group SA	13,300	1,010,529	(a)
Orbotech Ltd.	79,500	4,725,480	*

Total Electronic Equipment, Instruments & Components		5,736,009

Internet Software & Services - 1.2%
Web.com Group Inc.	82,500	2,301,750	*

Semiconductors & Semiconductor Equipment - 2.7%
NXP Semiconductors NV	63,700	5,446,350	*

Software - 2.4%
CA Inc.	110,500	4,878,575

TOTAL INFORMATION TECHNOLOGY		18,362,684

MATERIALS - 3.7%
Chemicals - 0.8%
Albemarle Corp.	5,000	498,900
FMC Corp.	5,900	514,362
Sociedad Quimica y Minera de Chile SA, ADR	13,200	603,504

Total Chemicals		1,616,766

Metals & Mining - 2.9%
Eramet	6,100	644,072	(a)
First Quantum Minerals Ltd.	53,200	605,870
Freeport-McMoRan Inc.	39,400	548,448
Glencore PLC	139,500	601,344	(a)
Independence Group NL	181,900	609,411	(a)
Lundin Mining Corp.	113,900	603,163
Southern Copper Corp.	13,400	578,076
Sumitomo Metal Mining Co., Ltd.	16,500	578,817	(a)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
Vale SA, ADR			38,400	$569,856
Western Areas Ltd.			258,900	494,806	(a)

Total Metals & Mining				5,833,863

TOTAL MATERIALS				7,450,629

TOTAL COMMON STOCKS (Cost - $105,152,586)				109,348,265

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 8.6%
Energy - 5.6%
Antero Midstream Partners LP			59,200	1,696,672
CNX Midstream Partners LP			42,400	816,200
Hess Midstream Partners LP			77,900	1,776,899
MPLX LP			50,100	1,737,468
Noble Midstream Partners LP			53,400	1,890,894
Plains All American Pipeline LP			66,400	1,660,664
Western Gas Partners LP			36,500	1,594,320

Total Energy				11,173,117

Financials - 3.0%
Apollo Global Management LLC, Class A Shares			45,100	1,558,205
Blackstone Group LP			38,800	1,477,504
Carlyle Group LP			66,100	1,490,555
Oaktree Capital Group LLC			37,800	1,564,920

Total Financials				6,091,184

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $16,203,907)				17,264,301

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 8.5%
Pershing Square Holdings Ltd			311,597	4,754,918	*(a)
SPDR Gold Trust - SPDR Gold Shares			108,568	12,242,128	*

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $17,646,066)				16,997,046

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.2%
SPDR S&P 500 ETF Trust, Put @ $285.00	11/16/18	500	14,536,000	120,500
United States Natural Gas Fund LP, Call @ $26.00	1/18/19	500	1,241,500	71,000

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
United States Natural Gas Fund LP, Call @ $27.00	1/18/19	1,000	2,483,000	$117,000
United States Natural Gas Fund LP, Call @ $28.00	1/18/19	1,000	2,483,000	94,000

TOTAL PURCHASED OPTIONS (Cost - $282,603)				402,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $139,285,162)				144,012,112

	RATE		SHARES
SHORT-TERM INVESTMENTS - 17.0%
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class (Cost - $33,983,861)	2.075%		33,983,861	33,983,861

TOTAL INVESTMENTS - 89.0% (Cost - $173,269,023)				177,995,973
Other Assets in Excess of Liabilities - 11.0%				22,086,533

TOTAL NET ASSETS - 100.0%				$200,082,506

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (5.7)%
INVESTMENTS IN UNDERLYING FUNDS - (1.1)%
Energy Select Sector SPDR Fund (Proceeds - $(2,069,207))	(27,600)	$(2,090,424)

COMMON STOCKS - (4.6)%
CONSUMER STAPLES - (1.2)%
Food & Staples Retailing - (1.2)%
CVS Health Corp.	(29,500)	(2,322,240)

ENERGY - (0.8)%
Energy Equipment & Services - (0.8)%
Transocean Ltd.	(119,500)	(1,667,025)*

HEALTH CARE - (0.7)%
Health Care Providers & Services - (0.7)%
Cigna Corp.	(6,800)	(1,416,100)

INDUSTRIALS - (0.9)%
Aerospace & Defense - (0.9)%
United Technologies Corp.	(13,100)	(1,831,511)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - (1.0)%
Semiconductors & Semiconductor Equipment - (1.0)%
KLA-Tencor Corp.	(19,875)	$(2,021,486)

TOTAL COMMON STOCKS (Proceeds - $(8,548,027))		(9,258,362)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(10,617,234))		$(11,348,786)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

Abbreviation used in this schedule:

SPDR	— Standard & Poor’s Depositary Receipts

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
S&P 500 E-mini	35	12/18	$5,014,962	$5,108,250	$(93,288)

At September 30, 2018, the Fund had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America N.A.	$23,013,830	7/29/19	1-Month LIBOR plus 0.20%	MLEPLONG Index*	—	$(223,023)
Bank of America N.A.	8,936,552	9/14/20	MLEPRETL Index[1]	1-Month LIBOR	—	(18,916)
Bank of America N.A.	9,076,489	9/14/20	MLEPSTAP Index[2]	1-Month LIBOR	—	247,427
JPMorgan Chase Bank N.A.	10,641,218	10/24/19	JPEPSHY4 Index**,	1-Month LIBOR minus 0.40%	—	75,819
Morgan Stanley	13,440,513	7/27/20	MSEPSHOR Index[3]	1-Month LIBOR minus 0.25%	—	(446,447)

Total	$65,108,602				—	$(365,140)

[1]	Custom equity basket, whose components are publicly available, is comprised of 18 common stocks in the Consumer Discretionary sector.

[2]	Custom equity basket, whose components are publicly available, is comprised of eight common stocks in the Consumer Staples sector.

[3]	Custom equity basket, whose components are publicly available, is comprised of 128 common stocks in various sectors.

†	One time payment made/received by the Fund at termination date.

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

*	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
Blue Prism Group PLC	0.04	$103	0.00%
Aggreko PLC	0.11	94	0.00%
Victrex PLC	0.03	86	0.00%
SSP Group Plc	0.12	85	0.00%
Ferguson PLC	0.01	85	0.00%
Dunelm Group PLC	0.15	83	0.00%
Spectris PLC	0.03	82	0.00%
Croda International PLC	0.02	81	0.00%
Smith & Nephew PLC	0.06	81	0.00%
Electrocomponents PLC	0.11	79	0.00%
DCC PLC	0.01	78	0.00%
JD Sports Fashion PLC	0.17	78	0.00%
Howden Joinery Group PLC	0.16	77	0.00%
Pagegroup PLC	0.13	75	0.00%
ASOS PLC	0.01	74	0.00%
The Sage Group PLC	0.12	72	0.00%
Superdry PLC	0.06	70	0.00%
Renishaw PLC	0.01	68	0.00%
CVS Group PLC	0.07	64	0.00%
Hennes & Mauritz AB	0.07	11	0.00%
Aker BP ASA	0.03	10	0.00%
Swedish Orphan Biovitrum AB	0.04	10	0.00%
Mycronic AB	0.10	10	0.00%
Indutrade AB	0.04	9	0.00%
Atlas Copco AB	0.04	9	0.00%
Atlas Copco AB	0.04	9	0.00%
Equinor ASA	0.04	9	0.00%
Sandvik AB	0.06	9	0.00%
TGS NOPEC Geophysical Co ASA	0.03	9	0.00%
Nobia AB	0.14	9	0.00%
DSV A/S	0.01	7	0.00%
Novozymes A/S	0.02	7	0.00%
GN Store Nord A/S	0.02	7	0.00%
ISS A/S	0.03	6	0.00%
Nolato AB	0.01	6	0.00%
Coloplast A/S	0.01	6	0.00%
Novo Nordisk A/S	0.02	6	0.00%
H Lundbeck A/S	0.01	6	0.00%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

Security	Shares	Market Value	Percentage of Net Assets
William Demant Holding A/S	0.02	$5	0.00%
Parkland Fuel Corp.	0.04	2	0.00%
Canadian Utilities Ltd.	0.04	1	0.00%
ShawCor Ltd.	0.05	1	0.00%
Pason Systems Inc.	0.07	1	0.00%
Suncor Energy Inc.	0.03	1	0.00%
Atco Ltd/Canada	0.03	1	0.00%
dormakaba Holding AG	0.00	1	0.00%
Komax Holding AG	0.00	1	0.00%
Constellation Software Inc/Canada	0.00	1	0.00%
Cardiovascular Systems Inc.	0.03	1	0.00%
Canfor Corp.	0.05	1	0.00%

**	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
NRG Energy Inc.	4,730	$176,913	0.09%
United States Steel Corp.	5,645	172,069	0.09%
Micron Technology Inc.	3,797	171,719	0.09%
Charter Communications Inc.	521	169,880	0.08%
Twitter Inc.	5,944	169,170	0.08%
T-Mobile US Inc.	2,405	168,795	0.08%
Western Digital Corp.	2,863	167,584	0.08%
Williams Cos Inc.	6,118	166,338	0.08%
Advanced Micro Devices Inc.	5,369	165,837	0.08%
Microchip Technology Inc.	2,082	164,317	0.08%
Concho Resources Inc.	1,067	163,000	0.08%
Freeport-McMoRan Inc.	11,695	162,798	0.08%
CenturyLink Inc.	7,370	156,239	0.08%
HCA Healthcare Inc.	1,037	144,281	0.07%
Nielsen Holdings PLC	5,007	138,491	0.07%
WellCare Health Plans Inc.	424	136,000	0.07%
AES Corp.	8,711	121,952	0.06%
Centene Corp.	821	118,906	0.06%
Equinix Inc.	262	113,234	0.06%
ON Semiconductor Corp.	5,851	107,828	0.05%
Match Group Inc.	1,818	105,307	0.05%
Diamondback Energy Inc.	777	105,017	0.05%
Delta Air Lines Inc.	1,778	102,809	0.05%
Alcoa Corp.	2,394	96,718	0.05%

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE CORE FUND

Consolidated schedule of investments (unaudited) (cont’d)	September 30, 2018

Security	Shares	Market Value	Percentage of Net Assets
DISH Network Corp.	2,607	$93,242	0.05%
Wynn Resorts Ltd.	724	91,963	0.05%
VeriSign Inc.	568	91,010	0.05%
United Continental Holdings Inc.	986	87,840	0.04%
First Data Corp.	3,575	87,478	0.04%
Coty Inc.	6,734	84,584	0.04%
Molina Healthcare Inc.	559	83,167	0.04%
Transocean Ltd.	5,875	81,963	0.04%
American Airlines Group Inc.	1,974	81,588	0.04%
PTC Inc.	766	81,389	0.04%
Qorvo Inc.	1,019	78,338	0.04%
ONEOK Inc.	1,112	75,369	0.04%
Cypress Semiconductor Corp.	5,149	74,609	0.04%
Whiting Petroleum Corp.	1,384	73,393	0.04%
Cheniere Energy Inc.	1,056	73,375	0.04%
Dollar Tree Inc.	882	71,928	0.04%
FleetCor Technologies Inc.	308	70,174	0.04%
MGM Resorts International	2,431	67,843	0.03%
SBA Communications Corp.	421	67,608	0.03%
Chesapeake Energy Corp.	14,859	66,719	0.03%
United Rentals Inc.	395	64,586	0.03%
DaVita Inc.	866	62,060	0.03%
Ciena Corp.	1,972	61,602	0.03%
Cooper Cos Inc/The	221	61,312	0.03%
Jazz Pharmaceuticals PLC	360	60,486	0.03%
Continental Resources Inc.	863	58,957	0.03%

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund may invest directly in equity securities, fixed income securities, derivatives and hedge fund strategies, or indirectly through underlying funds, which include exchange-traded funds (“ETFs”), mutual funds, closed-end funds and indexed or other performance-related instruments, including exchange-traded notes as identified by EnTrustPermal Partners Offshore LP (“EPOLP”). Consistent with its investment objective, the Fund may invest in any investment strategy or technique and in any region or country. To the extent that the Fund invests in underlying funds, it may invest in affiliated and unaffiliated ETFs and mutual funds and unaffiliated closed-end funds. Prior to January 5, 2018, the Fund was a “fund of funds”, which pursued its investment objective by investing primarily in other investment companies, including mutual funds, closed-end funds and ETFs.

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or certain derivative instruments tied to commodities, through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to

Notes to Consolidated Schedule of Investments (unaudited) (continued)

be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Information Technology	$17,352,155	$1,010,529	—	$18,362,684
Materials	4,522,179	2,928,450	—	7,450,629
Other Common Stocks	83,534,952	—	—	83,534,952
Master Limited Partnerships	17,264,301	—	—	17,264,301
Investments in Underlying Funds	12,242,128	4,754,918	—	16,997,046
Purchased Options	402,500	—	—	402,500

Total Long-Term Investments	135,318,215	8,693,897	—	144,012,112

Short-Term Investments†	33,983,861	—	—	33,983,861

Total Investments	$169,302,076	$8,693,897	—	$177,995,973

Other Financial Instruments:
OTC Total Return Swaps‡	—	$323,246	—	$323,246

Total	$169,302,076	$9,017,143	—	$178,319,219

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short Investments:
Investments in Underlying Funds	$2,090,424	—	—	$2,090,424
Common Stocks	9,258,362	—	—	9,258,362

Total Securities Sold Short	11,348,786	—	—	11,348,786

Other Financial Instruments:
Futures Contracts	93,288	—	—	93,288
OTC Total Return Swaps‡	—	$688,386	—	688,386

Total	$93,288	$688,386	—	$781,674

Total	$11,442,074	$688,386	—	$12,130,460

†	See Consolidated Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At September 30, 2018, securities

Notes to Consolidated Schedule of Investments (unaudited) (continued)

valued $8,693,897 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 26, 2018